Financial Instruments - Summary of Maximum Exposure to Credit Risk (Detail) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure	$ 913,572	$ 707,518
Trade receivables and contract assets [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure	150,529	99,899
Contract assets [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure	507	253
Trades and other receivables [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure	150,022	99,646
Trades and other receivables [Member] | Airlines [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure	35,212	28,549
Trades and other receivables [Member] | Retail customers [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure	2,304	1,856
Trades and other receivables [Member] | Corporate customers [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure	81,818	48,465
Trades and other receivables [Member] | Deposits With Hotels And Others [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure	12,148	9,804
Trades and other receivables [Member] | Others [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure	19,047	11,225
Receivable from related party [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure	0	24
Term deposits [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure	254,416	280,688
Cash and cash equivalents (except cash in hand) [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure	$ 508,627	$ 326,907